Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographic region
Income before income taxes	€ 1,936,390	€ 1,840,114	€ 2,736,736
Income tax expense (benefit)
Current tax expense	389,453	337,348	421,908
Deferred tax income	111,105	64,266	89,171
Total tax expense (income)	500,558	401,614	511,079
Germany
Disclosure of geographic region
Income before income taxes	160,866	101,734	161,861
Income tax expense (benefit)
Current tax expense	17,879	(59,928)	45,136
Deferred tax income	27,844	48,313	(34,685)
United States
Disclosure of geographic region
Income before income taxes	1,487,931	1,149,149	2,191,834
Income tax expense (benefit)
Current tax expense	242,062	168,503	261,211
Deferred tax income	95,444	57,352	145,700
Other
Disclosure of geographic region
Income before income taxes	287,593	589,231	383,041
Income tax expense (benefit)
Current tax expense	129,512	228,773	115,561
Deferred tax income	€ (12,183)	€ (41,399)	€ (21,844)